Divestiture Related Activities	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Divestiture Related Activities
DIVESTITURE RELATED ACTIVITIES

As discussed in Note 1, on July 1, 2014, the Partnership completed the contribution of its Midstream Business to Regency. As a result of this transaction, the assets and liabilities of the Partnership's Midstream Business have been classified as held for sale and the operations as discontinued(See Note 1).

On December 20, 2012, the Partnership sold its Barnett Shale properties (which was accounted for in its Upstream Business). The Partnership received net proceeds of $14.8 million, which resulted in a loss on the sale of $4.5 million. The loss is included within impairment expense in the audited consolidated statement of operations. In addition, as this transaction did not meet the criteria for discontinued operations, the operations related to these assets are not included in the discontinued operations table below.

On May 20, 2011, the Partnership sold its Wildhorse Gathering System, which was part of its Midstream Business. The Partnership received net proceeds of $5.7 million.

On May 24, 2010, the Partnership completed the sale of its Minerals Business. During the year ended December 31, 2011, the Partnership received payments related to pre-effective date operations and recorded this amount as part of discontinued operations for the period.

The following is the reconciliation of the major classes of assets and liabilities classified as held for sale.

	December 31, 2013	December 31, 2012
	($ in thousands)
Assets held-for-sale
Accounts Receivable	$128,713	$107,423
Property, plant and equipment	1,004,317	985,422
Intangible assets	102,352	108,051
Other current assets	5,663	19,495
Other long-term assets	18,337	23,211
Total assets held-for-sale	$1,259,382	$1,243,602

Liabilities held-for-sale
Long-term debt	$494,582	$493,986
Accounts payable and accrued liabilities	119,966	98,630
Other current liabilities	9,471	3,762
Other long-term liabilities	13,719	12,721
Total liabilities held-for-sale	$637,738	$609,099

The following table represents the reconciliation of major classes of line items classified as discontinued operations for the years ended December 31, 2013, 2012 and 2011:

	Midstream Business	Wildhorse System	Minerals Business
	($ in thousands)
Year Ended December 31, 2013:
Class of statement of operations line item of discontinued operations:
Revenues	$997,907	$—	$—
Cost of natural gas, natural gas liquids, condensate and helium	790,618	—	—
Operations, maintenance and taxes other than income	101,121	—	—
General and administrative	28,083	—	—
Depreciation, amortization and impairment	77,726	—	—
Interest expense	(49,973)	—	—
Other income	287	—	—
Loss from discontinued operations before taxes	(49,327)	—	—
Income tax expense	481	—	—
Discontinued operations, net of tax	$(49,808)	$—	$—
Year Ended December 31, 2012:
Class of statement of operations line item of discontinued operations:
Revenues	$752,644	$—	$—
Cost of natural gas, natural gas liquids, condensate and helium	532,719	—	—
Operations, maintenance and taxes other than income	82,526	—	—
General and administrative	19,004	—	—
Depreciation, amortization and impairment	202,249	—	—
Interest expense	(35,202)	—	—
Other expense	(10)	—	—
Loss from discontinued operations before taxes	(119,066)	—	—
Income tax expense (benefit)	(610)	—	—
Discontinued operations, net of tax	$(118,456)	$—	$—
Year Ended December 31, 2011:
Class of statement of operations line item of discontinued operations:
Revenues (a)	$818,329	$6,859	$456
Cost of natural gas, natural gas liquids, condensate and helium	633,184	5,474	—
Operations, maintenance and taxes other than income	64,473	772	—
General and administrative	12,473	—	—
Depreciation, amortization and impairment	69,262	65	—
Interest expense	(18,777)	—	—
Other expense	(35)	—	—
Income from discontinued operations before taxes	20,125	548	456
Loss from the sale	—	(718)	—
Income tax expense (benefit)	918	10	—
Discontinued operations, net of tax	$19,207	$(180)	$456
_____________________________

(a)
During the year ended December 31, 2011, the Partnership received payments related to pre-effective date operations from its Minerals Business and recorded this amount as part of discontinued operations for the period.

Allocation of interest expense

Per accounting guidance provided by the FASB related to discontinued operations, interest on debt that is to be assumed by the buyer and interest on debt that is required to be repaid as a result of a disposal transaction should be allocated to discontinued operations. Per the Partnership's Credit Agreement, as a result of the contribution of the Midstream Business, the Partnership is required to pay down outstanding debt to the amount of the upstream portion of the borrowing base. Thus, interest expense in the table above includes the the interest expense related to the portion of the Partnership's unsecured Senior Notes exchanged for Regency unsecured senior notes on July 1, 2014 (see Note 1) and interest related to the difference between the total amount outstanding under the Credit Agreement and the upstream portion of the borrowing base.